Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,299	$ 2,059	$ 2,119
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	59		67
Net interest expense on net defined benefit (asset) liability	(7)		2
Administrative expenses	1		1
Benefits expense	52		70
Defined contribution expense	65		59
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	182		184
(Gain) on settlement	(1)		0
Government pension plans expense	65		55
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		2
Net interest expense on net defined benefit (asset) liability	9		8
Administrative expenses	0		0
Benefits expense	11		10
Defined contribution expense	0		0
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	11		10
(Gain) on settlement	0		0
Government pension plans expense	$ 0		$ 0